Shareholder Report, Line Graph (Details) DFBI_World Core Equity Portfolio_Institutional_TSR Annual {Institutional} - USD ($)											12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2025
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name											World Core Equity Portfolio – Institutional
Accumulated Value	$ 23,820	$ 18,191	$ 16,591	$ 19,897	$ 14,136	$ 13,961	$ 12,700	$ 12,980	$ 10,373	$ 10,000	$ 28,596
MSCI All Country World IMI Index (net div.)
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI All Country World IMI Index (net div.)
Accumulated Value	$ 23,356	$ 17,649	$ 16,129	$ 20,216	$ 14,630	$ 14,024	$ 12,520	$ 12,641	$ 10,234	$ 10,000	$ 28,495